Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MET INVESTORS SERIES TRUST
Central Index Key	0001126087
Amendment Flag	false
Document Creation Date	Aug 21, 2012
Document Effective Date	Aug 21, 2012
Prospectus Date	Apr 30, 2012

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 21, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

LORD ABBETT MID CAP VALUE PORTFOLIO

The following changes are made to the prospectus of Lord Abbett Mid Cap Value Portfolio (the “Portfolio”), a series of Met Investors Series Trust.

In the Portfolio Summary, the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Lord, Abbett & Co. LLC (“Lord Abbett”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-sized companies.

The Portfolio’s investments primarily include the following types of securities and other financial instruments:

•	Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion.

•	Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Securities issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts (“ADRs”), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

•	Real estate related securities.

In the Portfolio Summary, the following disclosure is added at the end of the section entitled “Primary Risks”:

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	mist_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 21, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

LORD ABBETT MID CAP VALUE PORTFOLIO

The following changes are made to the prospectus of Lord Abbett Mid Cap Value Portfolio (the “Portfolio”), a series of Met Investors Series Trust.

In the Portfolio Summary, the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Lord, Abbett & Co. LLC (“Lord Abbett”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-sized companies.

The Portfolio’s investments primarily include the following types of securities and other financial instruments:

•	Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion.

•	Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Securities issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts (“ADRs”), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

•	Real estate related securities.

In the Portfolio Summary, the following disclosure is added at the end of the section entitled “Primary Risks”:

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Lord Abbett Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 21, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

LORD ABBETT MID CAP VALUE PORTFOLIO

The following changes are made to the prospectus of Lord Abbett Mid Cap Value Portfolio (the “Portfolio”), a series of Met Investors Series Trust.

In the Portfolio Summary, the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Lord, Abbett & Co. LLC (“Lord Abbett”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-sized companies.

The Portfolio’s investments primarily include the following types of securities and other financial instruments:

•	Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion.

•	Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Securities issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts (“ADRs”), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

•	Real estate related securities.

In the Portfolio Summary, the following disclosure is added at the end of the section entitled “Primary Risks”:

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 21, 2012